Commitments, Concessions and Contingent Liabilities (Narratives) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 ILS (₪)
Notes to Consolidated Financial Statements [Abstract]
Total capital commitments	$ 530,000,000
Contractual commitments for acquisition of Property, Plant and Equipment	260,000,000
Indemnification payable for directors and officers limit	350,000,000
Total amount of the new natural gas agreement with Energean	$ 1,900,000,000
DSW rate of royalties payment	5.00%
Base amount required by the State relating to royalties arbitration	$ 265,000,000
Additional claim from the State for 2000-2014 relating royalties arbitration	120,000,000
Total recognized royalties expenses 2014-2017	176,000,000
Total recognized royalties expenses 2017	6,000,000
Total recognized interest and linkage expenses regarding royalties for 2014-2017	60,000,000
Current royalties paid by DSW	60,000,000	$ 53,000,000	$ 97,000,000
Royalties paid relating prior periods	$ 68,000,000
Increased royalties rates due to Sheshinski recomandations from 2%	5.00%
Royalties payment by Rotem	$ 4,000,000	5,000,000	$ 4,000,000
ICL UK mining royalties	2,000,000	3,000,000
YPH JV natural resources tax payment in the context of paying 8% royalties	2,000,000	$ 6,000,000
A class action claim relating air pollution in Haifa Bay	3,800,000,000
Remedy relating dyke collapse - first class action for 8.68 million persons	283			₪ 1,000
Remedy relating dyke collapse - second class action	71,000,000			250,000,000
Remedy relating dyke collapse - third class action	$ 55,900,000			₪ 202,500,000
The company's part in financing of the coastline defenses	39.50%
Construction agreement of new pumping station	$ 115,000,000
The company's part in financing of the Salt Harvesting project	80.00%
The government's part in financing of the Salt Harvesting project	20.00%
Maximum government's share in financing of the Salt Harvesting project	$ 1,400,000,000
Construction agreements of the first stage of the Salt Harvesting project	280,000,000
Provision for treatment of the salt pile in Sallent	40,000,000
Increased guarantees relating to the new restoration plan in Spain	16,000,000
Provision for environmental restoration program	8,000,000
Damage claims by owners relating to contamination in Suria	22,000,000
Provision relating owners' claims due to contamination in Suria	12,000,000
Perliminary payment demand from the Electricity Authority for 2013-2015	35,000,000
First reduction in payment demand from the Electricity Authority for 2013-2015	16,000,000
Second reduction in payment demand from the Electricity Authority for 2013-2015	6,000,000
DSW participation cost relating dispute with the National Company for Roads in Israel	$ 6,000,000